Financial and capital risk management - Cash flow hedge and Protection program for product prices and input costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) oz $ / R$ $ / T $ / oz T bbl	Dec. 31, 2020 USD ($) oz T bbl	Dec. 31, 2019 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (197)	$ (34)	$ (324)
Cash flow hedge (Nickel and Palladium)
Derivative financial instruments.
Fair value of assets	(26)	$ (18)
Financial settlement inflows (outflows)	(67)
Value at risk	23
Cash flow hedge (Nickel and Palladium) | 2022.
Derivative financial instruments.
Fair value of liabilities	$ (26)
Forwards contract - Bunker Oil - bought
Derivative financial instruments.
Notional amount (bbl) | bbl	(330)	1,625
Average strike per ton | $ / R$	23,650
Fair value of liabilities	$ 1	$ 4
Financial settlement inflows (outflows)	30
Forwards contract - Bunker Oil - bought | 2022.
Derivative financial instruments.
Fair value of liabilities	$ 1
Call options - Bunker Oil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl	(762,000)	13,746,945
Average strike per ton | $ / R$	81
Fair value of liabilities	$ 7	$ 92
Financial settlement inflows (outflows)	175
Value at risk	1
Call options - Bunker Oil -bought | 2022.
Derivative financial instruments.
Fair value of liabilities	$ 7
Put options - Bunker Oil - sold
Derivative financial instruments.
Notional amount (bbl) | bbl	(762,000)	13,746,945
Average strike per ton | $ / R$	55
Fair value of liabilities	$ (2)	$ (12)
Put options - Bunker Oil - sold | 2022.
Derivative financial instruments.
Fair value of liabilities	(2)
Brent crude oil purchase cash flows protection program
Derivative financial instruments.
Fair value of assets	25	$ (1)
Financial settlement inflows (outflows)	5
Value at risk	17
Brent crude oil purchase cash flows protection program | 2022.
Derivative financial instruments.
Fair value of liabilities	$ 25
Call options - Brent Crude Oil -bought
Derivative financial instruments.
Notional amount (t oz) | oz	44,228	7,200
Average strike per barrel | $ / oz	3,370
Fair value of assets	$ (1)	$ (1)
Value at risk	2
Call options - Brent Crude Oil -bought | 2022.
Derivative financial instruments.
Fair value of liabilities	$ (1)
Put options - Brent Crude Oil - sold
Derivative financial instruments.
Notional amount (t oz) | oz	44,228	7,200
Average strike per barrel | $ / oz	2,436
Fair value of assets	$ 26
Financial settlement inflows (outflows)	5
Value at risk	15
Put options - Brent Crude Oil - sold | 2022.
Derivative financial instruments.
Fair value of liabilities	26
Call Option -SPE - Brought
Derivative financial instruments.
Fair value of liabilities	13	$ 18
Value at risk	2
Call Option -SPE - Brought | 2022+.
Derivative financial instruments.
Fair value of liabilities	13
EUR fixed rate vs. USD fixed rate swap
Derivative financial instruments.
Fair value of liabilities	11	$ (7)
Financial settlement inflows (outflows)	(1)
Value at risk	2
EUR fixed rate vs. USD fixed rate swap | 2022.
Derivative financial instruments.
Fair value of liabilities	1
Call options - Nickel Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T		58,620
Fair value of assets		$ (46)
Financial settlement inflows (outflows)	$ (67)
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T		58,620
Fair value of assets		$ 28
Forward - Nickel Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T	39,575
Average strike per ton | $ / T	20,008
Fair value of assets	$ (26)
Value at risk	23
Forward - Nickel Revenue Hedging - Sold | 2022.
Derivative financial instruments.
Fair value of liabilities	(26)
Forward
Derivative financial instruments.
Fair value of liabilities	(4)	(1)
Financial settlement inflows (outflows)	15
Value at risk	20
Forward | 2022.
Derivative financial instruments.
Fair value of liabilities	15
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities		$ (1)
Financial settlement inflows (outflows)	(29)
Metallurgical Coal Revenue Hedge Program
Derivative financial instruments.
Financial settlement inflows (outflows)	(8)
Thermal coal revenue Hedge Program
Derivative financial instruments.
Financial settlement inflows (outflows)	(61)
New Castle Thermal coal revenue Hedge Program
Derivative financial instruments.
Financial settlement inflows (outflows)	(43)
API4 Thermal coal revenue Hedge Program
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (18)